Schedule of unrecognized deferred tax assets (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	₨ 3,689,138	₨ 3,533,240
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	377,756	273,825
Unabsorbed depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	₨ 3,311,382	₨ 3,259,415